NON-CURRENT ASSETS HELD FOR SALE - Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations (Detail) - ARS ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Total	$ 15,770,220	$ 15,770,279
Real Property
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Property, Plant and Equipment	$ 15,770,220	$ 15,770,279